Segments (Tables)	12 Months Ended
Dec. 26, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Total revenues by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Total revenue:
Vitamin Shoppe	$1,035,964	$30,574
American Freight	896,431	68,230
Buddy's	97,332	35,722
Consolidated total revenue	$2,029,727	$134,526

Depreciation, amortization, and impairment charges by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Depreciation, amortization, and impairment charges:
Vitamin Shoppe	$40,289	$986
American Freight	6,202	549
Buddy's	5,661	2,365
Consolidated depreciation, amortization, and impairment charges:	$52,152	$3,900

Operating income (loss) by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Income (loss) from operations:
Vitamin Shoppe	$5,371	$(13,509)
American Freight	40,348	(18,539)
Buddy's	20,364	3,172
Total Segments	66,083	(28,876)
Corporate	(13,572)	(14,145)
Consolidated income (loss) from operations	$52,511	$(43,021)
Total assets by segment are as follows:

(In thousands)	12/26/2020	12/28/2019
Total assets:
Vitamin Shoppe	$607,148	$679,646
American Freight	801,731	267,176
Buddy's	137,698	188,941
Total Segments	1,546,577	1,135,763
Corporate	203,196	39,206
Consolidated total assets	$1,749,773	$1,174,969

Goodwill by segment is as follows:

(In thousands)	12/26/2020	12/28/2019
Goodwill:
Vitamin Shoppe	$1,277	$4,951
American Freight	367,882	31,028
Buddy's	79,099	88,542
Consolidated goodwill	$448,258	$124,521